Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share
Income (loss) from continuing operations	$ 135,198	$ 1,618	$ 8,812	$ 857	$ 17,848	$ 54,553	$ (18,173)	$ (6,300)	$ 146,485	$ 47,928	$ (48,313)
Net loss (income) from continuing operations attributable to noncontrolling interests									163	189	(68)
Preferred stock dividends		(19,000)	(700)						(19,680)
Income (loss) attributable to common shareholders of WCI Communities, Inc. before discontinued operations									126,968	48,117	(48,381)
Consolidated income from discontinued operations						1,209	1,584	(87)		2,706	1,988
Net income from discontinued operations attributable to noncontrolling interests											(732)
Income from discontinued operations attributable to common shareholders of WCI Communities, Inc.										2,706	1,256
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	$ 135,198	$ (17,022)	$ 8,206	$ 586	$ 17,918	$ 56,023	$ (16,458)	$ (6,660)	$ 126,968	$ 50,823	$ (47,125)
Basic weighted average shares outstanding	26,000	24,138	18,045	18,045	17,974	17,888	11,855	9,938	21,586	14,445	9,883
Effect of dilutive securities:
Stock-based compensation arrangements									94	70
Diluted weighted average shares outstanding	26,206	24,138	18,084	18,063	18,040	17,944	11,855	9,938	21,680	14,515	9,883
Basic
Continuing operations (in dollars per share)					$ 1.00	$ 3.06	$ (1.52)	$ (0.66)	$ 5.88	$ 3.33	$ (4.90)
Discontinued operations (in dollars per share)						$ 0.07	$ 0.13	$ (0.01)		$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ 5.20	$ (0.71)	$ 0.45	$ 0.03	$ 1.00	$ 3.13	$ (1.39)	$ (0.67)	$ 5.88	$ 3.52	$ (4.77)
Diluted
Continuing operations (in dollars per share)					$ 0.99	$ 3.05	$ (1.52)	$ (0.66)	$ 5.86	$ 3.31	$ (4.90)
Discontinued operations (in dollars per share)						$ 0.07	$ 0.13	$ (0.01)		$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ 5.16	$ (0.71)	$ 0.45	$ 0.03	$ 0.99	$ 3.12	$ (1.39)	$ (0.67)	$ 5.86	$ 3.50	$ (4.77)
Antidilutive securities not included in the calculation of diluted earnings (loss) per common share (in shares)											155